INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Operating loss carryforwards	$ 16,694	$ 20,171
Capital loss carryforwards	159	148
Allowance for doubtful accounts	110	14
Tax credit carryforwards	560	560
Accrued expenses and other	774	691
Research and development expenses	432
Total deferred tax assets	18,729	21,584
Deferred tax liabilities:
Depreciation of property and equipment	(115)	(62)
Deferred tax assets net of deferred tax liabilities before valuation allowance	18,614	21,522
Valuation allowance	(17,445)	(21,046)
Deferred tax assets, net	$ 1,169	$ 476